Impairment (Details 2)	9 Months Ended
Sep. 30, 2022
Discount rate	10.75%
Terminal value growth rate	3.00%
Forecasted sales growth rate	Average of 4
Right Of Use Assets [Member]
Approach	Market
Discount rate	0.00%
Terminal value growth rate	0.00%
License [Member]
Approach	Market
Discount rate	0.00%
Terminal value growth rate	0.00%
Brand [Member]
Approach	Income
Discount rate	11.75%
Terminal value growth rate	3.00%
Forecasted sales growth rate	Average of 4